Document and Entity Information	Jul. 23, 2025
Cover [Abstract]
Security 12b Title	Class S Units
Trading Symbol	pif
Amendment Flag	false
Entity Central Index Key	0001851322
Document Type	8-K
Document Period End Date	Jul. 23, 2025
Entity Registrant Name	North Haven Private Income Fund LLC
Entity Incorporation State Country Code	DE
Entity File Number	814-01489
Entity Tax Identification Number	87-4562172
Entity Address, Address Line One	1585 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	1 (212)
Local Phone Number	761-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true